Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [abstract]
Equity (Tables), Outstanding number of shares [Text Block]

Philips Group

Outstanding number of shares

in number of shares

2016 - 2018

	2016	2017	2018
Balance as of January 1	917,103,586	922,436,563	926,191,723
Dividend distributed	17,344,462	11,264,163	9,533,223
Purchase of treasury shares	(25,193,411)	(19,841,595)	(31,993,879)
Re-issuance of treasury shares	13,181,926	12,332,592	10,453,020
Balance as of December 31	922,436,563	926,191,723	914,184,087

Equity (Tables), Employee option and share plan transactions [Text Block]

Philips Group

Employee option and share plan transactions

2016 - 2018

	2016	2017	2018
Shares acquired	8,601,426	15,222,662	8,226,101
Average market price	EUR 24.73	EUR 31.81	EUR 32.59
Amount paid	EUR 213 million	EUR 484 million	EUR 268 million
Shares delivered	13,181,926	12,332,592	10,453,020
Average price (FIFO)	EUR 25.86	EUR 27.07	EUR 32.66
Cost of delivered shares	EUR 341 million	EUR 334 million	EUR 341 million
Total shares in treasury at year-end	7,208,301	10,098,371	7,871,452
Total cost	EUR 181 million	EUR 331 million	EUR 258 million

Equity (Tables), Share capital transactions [Text Block]

Philips Group

Share capital transactions

2016 - 2018

	2016	2017	2018
Shares acquired	16,591,985	4,618,933	23,767,778
Average market price	EUR 23.84	EUR 32.47	EUR 32.58
Amount paid	EUR 396 million	EUR 150 million	EUR 774 million
Cancellation of treasury shares (shares)	18,829,985		24,246,711
Cancellation of treasury shares (EUR)	EUR 450 million		EUR 783 million
Total shares in treasury at year-end		4,618,933	4,140,000
Total cost		EUR 150 million	EUR 141 million

Equity (Tables), Composition of net debt and group equity [Text Block]

Philips Group

Composition of net debt and group equity

in millions of EUR unless otherwise stated

2016 - 2018

	2016	2017	2018
Long-term debt	4,021	4,044	3,427
Short-term debt	1,585	672	1,394
Total debt	5,606	4,715	4,821
Cash and cash equivalents	2,334	1,939	1,688
Net debt	3,272	2,776	3,132
Shareholders' equity	12,546	11,999	12,088
Non-controlling interests	907	24	29
Group equity	13,453	12,023	12,117
Net debt and group equity ratio	20:80	19:81	21:79

Equity (Tables), Adjusted income from continuing operations attributable to shareholders [Text Block]

Philips Group

Adjusted income from continuing operations attributable to shareholders

[1] in millions of EUR

2018

2018
Net income	1,097
Less: Discontinued operations, net of income taxes	213
Income from continuing operations	1,310
Continuing operations non-controlling interests	(7)
Income from continuing operations attributable to shareholders	1,303
Adjustments for:
Amortization of acquired intangible assets	347
Restructuring costs and acquisition-related charges	258
Other items	41
Net finance expenses	57
Tax impact of adjusted items	(365)
Adjusted Income from continuing operations attributable to shareholders [1]	1,643
[1] Shareholders in this table refers to shareholders of Koninklijke Philips N.V.